American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2020

Income & Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.1%
Aerospace and Defense — 0.1%
Lockheed Martin Corp.	4,994	1,692,716
Air Freight and Logistics — 1.4%
CH Robinson Worldwide, Inc.	39,711	2,628,868
United Parcel Service, Inc., Class B	225,117	21,030,430
		23,659,298
Airlines — 0.1%
Delta Air Lines, Inc.	61,380	1,751,171
Banks — 4.5%
Bank of America Corp.	189,068	4,013,914
Comerica, Inc.	34,666	1,017,100
Fifth Third Bancorp	59,376	881,734
JPMorgan Chase & Co.	160,671	14,465,210
KeyCorp	995,776	10,326,197
PNC Financial Services Group, Inc. (The)	129,668	12,411,821
Regions Financial Corp.	713,767	6,402,490
Truist Financial Corp.	403,914	12,456,708
U.S. Bancorp	403,458	13,899,128
Wells Fargo & Co.	88,424	2,537,769
		78,412,071
Beverages — 2.2%
Coca-Cola Co. (The)	19,952	882,876
Molson Coors Beverage Co., Class B	339,645	13,249,551
Monster Beverage Corp.(1)	47,054	2,647,258
PepsiCo, Inc.	182,206	21,882,941
		38,662,626
Biotechnology — 4.7%
AbbVie, Inc.	367,150	27,973,158
Amgen, Inc.	97,164	19,698,058
Biogen, Inc.(1)	22,196	7,022,370
Gilead Sciences, Inc.	313,534	23,439,802
Regeneron Pharmaceuticals, Inc.(1)	6,558	3,202,206
		81,335,594
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	104,925	4,538,006
Johnson Controls International plc	36,916	995,255
Masco Corp.	149,387	5,164,309
		10,697,570
Capital Markets — 1.1%
Ameriprise Financial, Inc.	22,944	2,351,301
Cohen & Steers, Inc.	15,862	720,928
Janus Henderson Group plc	134,587	2,061,873
Moody's Corp.	12,811	2,709,527
Northern Trust Corp.	118,929	8,974,382

T. Rowe Price Group, Inc.	25,392	2,479,529
		19,297,540
Chemicals — 0.6%
Eastman Chemical Co.	17,088	795,959
LyondellBasell Industries NV, Class A	178,995	8,883,522
		9,679,481
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	11,204	840,972
Waste Management, Inc.	12,437	1,151,169
		1,992,141
Communications Equipment — 0.4%
Cisco Systems, Inc.	67,053	2,635,853
Motorola Solutions, Inc.	31,330	4,164,384
		6,800,237
Consumer Finance — 0.2%
Discover Financial Services	27,359	975,896
Synchrony Financial	118,915	1,913,342
		2,889,238
Containers and Packaging — 1.8%
Amcor plc(1)	1,752,623	14,231,299
International Paper Co.	539,508	16,794,884
		31,026,183
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	85,040	15,547,863
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	1,039,910	30,313,377
CenturyLink, Inc.	499,093	4,721,420
Verizon Communications, Inc.	627,839	33,733,789
		68,768,586
Electric Utilities — 0.9%
Evergy, Inc.	112,323	6,183,381
IDACORP, Inc.	10,673	936,982
NextEra Energy, Inc.	18,158	4,369,178
OGE Energy Corp.	46,101	1,416,684
PPL Corp.	140,526	3,468,182
		16,374,407
Electrical Equipment — 0.6%
Eaton Corp. plc	72,514	5,633,612
Emerson Electric Co.	83,578	3,982,492
		9,616,104
Electronic Equipment, Instruments and Components — 0.1%
National Instruments Corp.	73,415	2,428,568
Entertainment — 1.2%
Activision Blizzard, Inc.	102,031	6,068,804
Electronic Arts, Inc.(1)	78,755	7,888,888
Take-Two Interactive Software, Inc.(1)	31,281	3,710,240
Walt Disney Co. (The)	32,445	3,134,187
		20,802,119

Equity Real Estate Investment Trusts (REITs) — 4.3%
Brandywine Realty Trust	229,014	2,409,227
Digital Realty Trust, Inc.	49,619	6,892,575
Extra Space Storage, Inc.	83,278	7,974,701
Gaming and Leisure Properties, Inc.	137,939	3,822,289
Healthcare Trust of America, Inc., Class A	92,874	2,254,981
Industrial Logistics Properties Trust	59,022	1,035,246
Life Storage, Inc.	28,474	2,692,217
Mid-America Apartment Communities, Inc.	28,571	2,943,670
Realty Income Corp.	233,548	11,644,703
STORE Capital Corp.	156,006	2,826,829
Ventas, Inc.	182,555	4,892,474
VICI Properties, Inc.	626,973	10,432,831
WP Carey, Inc.	265,034	15,393,175
		75,214,918
Food and Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.	108,243	4,952,117
Food Products — 3.9%
Campbell Soup Co.	418,146	19,301,619
General Mills, Inc.	427,858	22,578,067
Hershey Co. (The)	67,204	8,904,530
Kellogg Co.	299,453	17,964,185
		68,748,401
Health Care Equipment and Supplies — 1.0%
Abbott Laboratories	95,222	7,513,968
Baxter International, Inc.	63,854	5,184,306
Edwards Lifesciences Corp.(1)	16,266	3,068,093
Stryker Corp.	5,090	847,434
		16,613,801
Health Care Providers and Services — 1.6%
Cardinal Health, Inc.	293,039	14,048,290
Chemed Corp.	6,642	2,877,314
CVS Health Corp.	73,560	4,364,315
Humana, Inc.	12,435	3,904,839
UnitedHealth Group, Inc.	12,488	3,114,257
		28,309,015
Health Care Technology — 0.3%
Cerner Corp.	90,913	5,726,610
Hotels, Restaurants and Leisure — 2.3%
Darden Restaurants, Inc.	85,884	4,677,242
Las Vegas Sands Corp.	284,508	12,083,055
McDonald's Corp.	53,548	8,854,162
Starbucks Corp.	75,872	4,987,825
Vail Resorts, Inc.	70,163	10,363,777
		40,966,061
Household Products — 2.4%
Clorox Co. (The)	47,757	8,273,900
Colgate-Palmolive Co.	29,794	1,977,130
Kimberly-Clark Corp.	109,275	13,972,994

Procter & Gamble Co. (The)	161,444	17,758,840
		41,982,864
Industrial Conglomerates — 0.8%
3M Co.	61,719	8,425,261
Carlisle Cos., Inc.	39,379	4,933,401
		13,358,662
Insurance — 0.7%
Fidelity National Financial, Inc.	211,598	5,264,558
First American Financial Corp.	20,729	879,117
Marsh & McLennan Cos., Inc.	28,216	2,439,556
MetLife, Inc.	74,268	2,270,373
Prudential Financial, Inc.	39,502	2,059,634
		12,913,238
Interactive Media and Services — 4.8%
Alphabet, Inc., Class A(1)	47,706	55,431,987
Facebook, Inc., Class A(1)	170,803	28,489,940
		83,921,927
Internet and Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)	28,168	54,919,713
Booking Holdings, Inc.(1)	2,920	3,928,335
eBay, Inc.	32,103	965,016
		59,813,064
IT Services — 4.8%
Akamai Technologies, Inc.(1)	92,834	8,493,383
Amdocs Ltd.	49,563	2,724,478
International Business Machines Corp.	248,962	27,617,355
Mastercard, Inc., Class A	10,672	2,577,928
MAXIMUS, Inc.	44,009	2,561,324
Paychex, Inc.	195,694	12,313,066
PayPal Holdings, Inc.(1)	19,840	1,899,482
Visa, Inc., Class A	65,512	10,555,293
Western Union Co. (The)	850,815	15,425,276
		84,167,585
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	128,579	9,208,828
Machinery — 1.7%
Cummins, Inc.	160,833	21,763,922
Snap-on, Inc.	72,564	7,896,414
		29,660,336
Media — 2.0%
Discovery, Inc., Class A(1)	162,668	3,162,266
Discovery, Inc., Class C(1)	199,575	3,500,545
Interpublic Group of Cos., Inc. (The)	799,130	12,937,915
Omnicom Group, Inc.	265,073	14,552,508
		34,153,234
Metals and Mining — 0.2%
Steel Dynamics, Inc.	163,368	3,682,315
Multiline Retail — 0.7%
Target Corp.	129,005	11,993,595

Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	313,711	22,731,499
Exxon Mobil Corp.	201,189	7,639,146
HollyFrontier Corp.	120,163	2,945,195
Kinder Morgan, Inc.	1,176,088	16,371,145
Phillips 66	71,502	3,836,082
Valero Energy Corp.	128,499	5,828,715
		59,351,782
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	36,044	5,743,251
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	548,680	30,583,423
Eli Lilly & Co.	16,933	2,348,946
Jazz Pharmaceuticals plc(1)	44,955	4,483,812
Johnson & Johnson	243,700	31,956,381
Merck & Co., Inc.	323,847	24,916,788
Pfizer, Inc.	81,361	2,655,623
		96,944,973
Road and Rail — 0.2%
Kansas City Southern	26,511	3,371,669
Semiconductors and Semiconductor Equipment — 4.4%
Applied Materials, Inc.	169,074	7,746,971
Broadcom, Inc.	102,076	24,202,219
Intel Corp.	82,149	4,445,904
Lam Research Corp.	11,531	2,767,440
Maxim Integrated Products, Inc.	281,903	13,703,305
QUALCOMM, Inc.	22,901	1,549,253
Texas Instruments, Inc.	215,225	21,507,434
		75,922,526
Software — 8.8%
Adobe, Inc.(1)	40,181	12,787,201
Autodesk, Inc.(1)	28,742	4,486,626
Cadence Design Systems, Inc.(1)	48,635	3,211,855
Intuit, Inc.	22,502	5,175,460
Microsoft Corp.	619,401	97,685,732
NortonLifeLock, Inc.	535,214	10,013,854
Oracle Corp. (New York)	59,931	2,896,465
salesforce.com, Inc.(1)	44,092	6,348,366
ServiceNow, Inc.(1)	16,687	4,782,161
Zoom Video Communications, Inc., Class A(1)	37,621	5,497,181
		152,884,901
Specialty Retail — 1.9%
AutoZone, Inc.(1)	7,463	6,313,698
Best Buy Co., Inc.	69,660	3,970,620
Home Depot, Inc. (The)	125,029	23,344,165
		33,628,483
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.	331,051	84,182,959
HP, Inc.	826,677	14,351,113

NetApp, Inc.	252,148	10,512,050
Seagate Technology plc	321,205	15,674,804
		124,720,926
Tobacco — 0.6%
Philip Morris International, Inc.	134,090	9,783,206
Trading Companies and Distributors — 1.7%
Fastenal Co.	531,297	16,603,031
W.W. Grainger, Inc.	19,931	4,952,854
Watsco, Inc.	51,432	8,127,799
		29,683,684
TOTAL COMMON STOCKS (Cost $1,613,601,649)		1,658,855,485
TEMPORARY CASH INVESTMENTS — 4.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $27,108,461), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $26,581,392)		26,581,385
State Street Institutional U.S. Government Money Market Fund, Premier Class	55,521,639	55,521,639
TOTAL TEMPORARY CASH INVESTMENTS (Cost $82,103,024)		82,103,024
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,695,704,673)		1,740,958,509
OTHER ASSETS AND LIABILITIES — 0.2%		3,851,159
TOTAL NET ASSETS — 100.0%		$1,744,809,668

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	339	June 2020	$16,950	$43,556,415	$(1,935,517)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,658,855,485	—	—
Temporary Cash Investments	55,521,639	26,581,385	—
	1,714,377,124	26,581,385	—
Liabilities
Other Financial Instruments
Futures Contracts	1,935,517	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.